Capital Stock and Earnings Per Share (CPE Inc. Only)	12 Months Ended
Dec. 31, 2013
Capital Stock and Earnings Per Share (CPE Inc. Only)
Capital Stock and Earnings Per Share (CPE Inc. Only)

20.  Capital Stock and Earnings Per Share (CPE Inc. Only)

Common Stock

We have 200.0 million authorized shares of $0.01 par value common stock.  The holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the shareholders. Our shareholders do not have cumulative voting rights in the election of directors. Subject to preferences that may be granted to any then-outstanding preferred stock, holders of our common stock are entitled to receive ratably only those dividends that the board of directors may from time to time declare, and we may pay, on our outstanding shares in the manner and upon the terms and conditions provided by law. See Item 5 “Market for Registrant’s Common Equity and Related Stockholder Matters—Dividend Policy.” In general, in the event of our liquidation, dissolution or winding up, holders of our common stock are entitled to share ratably in our assets, if any, remaining after we pay our liabilities and distribute the liquidation preference of any then-outstanding preferred stock. Holders of our common stock have no pre-emptive or other subscription or conversion rights. There are no redemption or sinking fund provisions applicable to our common stock.

Treasury Stock

We allow employees to relinquish common stock to pay estimated taxes upon the vesting of restricted stock and upon the payout of performance units that settled in common stock.  The value of the common stock withheld is based upon the closing price on the vesting date.

Earnings per Share

Dilutive potential shares of common stock include restricted stock and options issued under the LTIP (see Note 18).  We apply the treasury stock method to determine dilution from restricted stock and options.  Under the treasury stock method, awards are treated as if they had been exercised with any proceeds used to repurchase common stock at the average market price during the period.  Any incremental difference between the assumed number of shares issued and purchased is included in the diluted share computation.  For our performance units, the contingent feature results in an assessment for any potentially dilutive common stock by using the end of the reporting period as it were the end of the contingency period.

The following table summarizes the calculation of basic and diluted earnings per share for the years ended December 31, (in thousands, except per share amounts):

	2013	2012	2011
Numerator for calculation of basic earnings per share:
Net income	$51,971	$173,720	$189,797
Denominator for basic income per share:
Weighted-average shares outstanding	60,652	60,093	60,004
Basic earnings per share	$0.86	$2.89	$3.16

Numerator for calculation of diluted earnings per share:
Net income	$51,971	$173,720	$189,797
Denominator for diluted income per share:
Weighted-average shares outstanding	60,652	60,093	60,004
Dilutive effect of stock equivalents	509	834	633
Denominator for diluted earnings per share	61,161	60,927	60,637
Diluted earnings per share	$0.85	$2.85	$3.13

For the years ended December 31, the following were excluded from the diluted earnings per share calculation because they were anti-dilutive (in thousands):

	2013	2012	2011
Restricted stock	196	28	7
Options outstanding	495	57	73
Employee stock purchase plan	21	21	8